Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	10.10
Maximum Aggregate Offering Price	$ 60,600,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,368.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also registers, in addition to the number of shares stated above, any additional shares of Genworth Financial, Inc.’s (the “Registrant”) common stock, par value $.001 per share (“Common Stock”), that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2026 Genworth Financial, Inc. Associate Stock Purchase Plan.
(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on July 21, 2026.